Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.11%
Australia–2.36%
Corporate Travel Management Ltd.(a)	492,000	$7,359,866
Belgium–1.65%
Anheuser-Busch InBev S.A./N.V.	82,000	5,166,408
Canada–7.21%
Dye & Durham Ltd.	408,000	11,798,828
Ritchie Bros. Auctioneers, Inc.	176,000	10,728,960
		22,527,788
China–25.87%
Alibaba Group Holding Ltd., ADR(a)	64,800	8,151,192
China National Building Material Co. Ltd., H Shares	9,700,000	12,565,546
Gree Electric Appliances, Inc. of Zhuhai, A Shares	2,794,974	16,654,319
JD.com, Inc., A Shares(a)	15,714	585,977
KE Holdings, Inc., ADR(a)	460,000	10,023,400
Kweichow Moutai Co. Ltd., A Shares	37,071	10,998,355
Tencent Holdings Ltd.	335,000	20,447,500
Virscend Education Co. Ltd.(b)(c)	26,668,000	1,415,991
		80,842,280
Denmark–2.04%
DSV A/S	31,400	6,385,180
Finland–2.69%
Enento Group OYJ(b)	232,222	8,405,081
France–6.34%
Bureau Veritas S.A.	232,600	6,661,455
Edenred	307,000	13,157,510
		19,818,965
Germany–10.23%
Eckert & Ziegler Strahlen- und Medizintechnik AG	124,200	10,707,575
Evotec SE(a)	105,000	4,206,750
Scout24 SE(b)	288,000	17,050,833
		31,965,158
Hong Kong–3.88%
AIA Group Ltd.	1,166,800	12,119,860
Japan–16.98%
FANUC Corp.	45,000	8,904,998
Fast Retailing Co. Ltd.	12,500	7,345,266
Freee KK(a)(d)	58,600	2,333,501
Hoya Corp.	23,000	2,978,350
M3, Inc.	78,000	2,989,587
Pan Pacific International Holdings Corp.	658,000	8,877,550
Shares		Value
Japan–(continued)
SMC Corp.	5,500	$3,076,522
Sony Group Corp.	148,000	16,534,301
		53,040,075
Luxembourg–5.04%
Eurofins Scientific SE	157,000	15,747,841
Netherlands–3.26%
Adyen N.V.(a)(b)	5,000	10,195,963
South Korea–2.14%
Samsung Electronics Co. Ltd., Preference Shares	119,000	6,670,026
Spain–0.97%
Amadeus IT Group S.A.(a)	44,000	3,018,781
Sweden–0.08%
Fortnox AB	51,000	260,594
United Kingdom–7.37%
Auto Trader Group PLC(b)	716,000	6,473,364
Howden Joinery Group PLC	1,500,000	16,538,376
		23,011,740
Total Common Stocks & Other Equity Interests (Cost $310,155,344)		306,535,606
Money Market Funds–2.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	2,326,059	2,326,059
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	1,644,935	1,645,099
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	2,658,354	2,658,354
Total Money Market Funds (Cost $6,629,677)		6,629,512
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.23% (Cost $316,785,021)		313,165,118
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.01%
Invesco Private Government Fund, 0.02%(e)(f)(g)	12,150	12,150
Invesco Private Prime Fund, 0.11%(e)(f)(g)	28,345	28,350
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,500)		40,500
TOTAL INVESTMENTS IN SECURITIES—100.24% (Cost $316,825,521)		313,205,618
OTHER ASSETS LESS LIABILITIES–(0.24)%		(749,562)
NET ASSETS–100.00%		$312,456,056

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $43,541,232, which represented 13.94% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at January 31, 2022.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,083,647	$12,924,159	$(17,681,747)	$-	$-	$2,326,059	$226
Invesco Liquid Assets Portfolio, Institutional Class	5,043,949	9,231,542	(12,629,818)	(165)	(409)	1,645,099	82
Invesco Treasury Portfolio, Institutional Class	8,095,597	14,770,467	(20,207,710)	-	-	2,658,354	103
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	21,933	(9,783)	-	-	12,150	-
Invesco Private Prime Fund	-	44,517	(16,167)	-	-	28,350	3*
Total	$20,223,193	$36,992,618	$(50,545,225)	$(165)	$(409)	$6,670,012	$414

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$7,359,866	$—	$7,359,866
Belgium	—	5,166,408	—	5,166,408
Canada	22,527,788	—	—	22,527,788
China	18,174,592	61,251,697	1,415,991	80,842,280
Denmark	—	6,385,180	—	6,385,180
Finland	—	8,405,081	—	8,405,081
France	—	19,818,965	—	19,818,965
Germany	—	31,965,158	—	31,965,158
Hong Kong	—	12,119,860	—	12,119,860
Japan	—	53,040,075	—	53,040,075
Luxembourg	—	15,747,841	—	15,747,841
Netherlands	—	10,195,963	—	10,195,963
South Korea	—	6,670,026	—	6,670,026
Spain	—	3,018,781	—	3,018,781
Sweden	—	260,594	—	260,594
United Kingdom	—	23,011,740	—	23,011,740
Money Market Funds	6,629,512	40,500	—	6,670,012
Total Investments	$47,331,892	$264,457,735	$1,415,991	$313,205,618
Invesco International Select Equity Fund